Financial Income, Net	9 Months Ended
Sep. 30, 2025
Financial Income, Net [Abstract]
FINANCIAL INCOME, NET

NOTE 13 - FINANCIAL INCOME, NET:

	Nine months ended September 30		Three months ended September 30
	2025	2024	2025	2024
	U.S. dollars in thousands

Foreign currency exchange differences	(369)	(972)	(212)	299
Realized and unrealized losses on derivative instruments	(655)	-	(36)	-
Interest income on short-term deposits	3,310	4,658	988	1,597
Other	(97)	(27)	(14)	(11)
Total financial income, net	2,189	3,659	726	1,885